Shareholder Report, Holdings (Details) - C000229340	Nov. 30, 2024
FR_912797LQ8_4.621000_2024-12-19
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_80286YAD4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_29277EM27_0.000000_2024-12-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_87613EM28_0.000000_2024-12-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_14687WAD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_30166RAG2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_05634EMC3_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_56608KAW3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_92540CAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_21037CN36_0.000000_2025-01-03
Holdings [Line Items]
Percent of Net Asset Value	1.00%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
AAA Rated
Holdings [Line Items]
Percent of Total Investments	27.30%
AA Rated
Holdings [Line Items]
Percent of Total Investments	6.20%
A Rated
Holdings [Line Items]
Percent of Total Investments	25.70%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	38.10%
BB Rated
Holdings [Line Items]
Percent of Total Investments	0.50%
Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
Reserves
Holdings [Line Items]
Percent of Total Investments	1.80%